INCOME TAXES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards		$ 75.7
Operating Loss Carryforwards, Expiration Date		Dec. 31, 2037
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 9.8
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%	34.00%
Scenario, Plan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%